UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2011 is filed herewith.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

March 31, 2011 (unaudited)

Shares		Value
COMMON STOCKS—99.53%
Agribusiness—7.18%
4,180,100	Charoen Pokphand Foods Public Co., Ltd.	3,558,514

Banks—20.28%
636,500	Bangkok Bank Public Co., Ltd.	3,619,359
486,400	Kasikornbank Public Co., Ltd.	2,042,218
1,772,100	Krung Thai Bank Public Co., Ltd.	1,077,980
42,526,800	TMB Bank Public Co., Ltd.	3,318,024
		10,057,581
Commerce—3.93%
1,473,100	CP ALL Public Co., Ltd.	1,948,036

Construction—6.60%
18,434,100	Sahaviriya Steel Industries Public Co., Ltd.*	786,170
214,200	The Siam Cement Public Co., Ltd.	2,485,601
		3,271,771
Electronics—2.75%
1,934,787	Stars Microelectronics Thailand Public Co., Ltd.	1,362,440

Energy—17.96%
73,200	Banpu Public Co., Ltd.	1,844,042
3,309,200	Esso Thailand Public Co., Ltd.	1,192,489
262,100	PTT Public Co., Ltd.	3,067,433
2,177,900	Siamgas & Petrochemicals Public Co., Ltd.	1,260,030
560,300	Thai Oil Public Co., Ltd.	1,542,090
		8,906,084
Health Care Services—3.04%
882,600	Bangkok Dusit Medical Services Public Co., Ltd.	1,510,007

Petrochemicals—21.68%
2,966,000	Indorama Ventures Public Co., Ltd.	5,147,961
17,516,900	IRPC Public Co., Ltd.	3,329,890
464,700	PTT Chemical Public Co., Ltd.	2,273,731
		10,751,582
Property Development—9.78%
3,647,800	Amata Corporation Public Co., Ltd.	1,869,250
3,907,600	Land and House Public Co., Ltd.	897,841
4,740,900	SinoThai Engineering & Construction Public Co., Ltd.	2,084,573
		4,851,664
Transportation—6.33%
71,316,200	BTS Group Holdings Public Co., Ltd.	1,768,293
1,098,000	Thai Airways International Public Co., Ltd.	1,370,327
		3,138,620

Total Common Stocks (Cost—$47,705,185)		49,356,299

See accompanying notes to consolidated financial statements.

1

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—4.45%
THAI BAHT SAVINGS ACCOUNT—3.61%
54,197	Bangkok Bank Savings Account, 0.625%, due 4/1/11		1,791,756

U.S. DOLLAR TIME DEPOSIT—0.84%
417	JPMorgan Chase Bank, 0.10%, due 4/1/11		417,070

Total Short-Term Investments (Cost—$2,206,963)			2,208,826
Total Investments—103.98% (Cost—$49,912,148)			51,565,125

Liabilities in excess of other assets—(3.98%)			(1,974,908)

NET ASSETS	(Applicable to 3,440,992 shares of capital stock outstanding; equivalent to $14.41 per share)	100.00%	$49,590,217

*Non-income producing securities.

See accompanying notes to consolidated financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s manager.  The Fund’s manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$51,565,125
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$51,565,125

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of March 31, 2011 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at March 31, 2011 was $47,779,658, excluding short-term interest-bearing investments.  At March 31, 2011, the net unrealized appreciation on investments, excluding short-term securities, of $1,576,641 was composed of gross appreciation of $2,518,749 for those investments having an excess of value over cost, and gross depreciation of $942,108 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: April 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: April 11, 2011
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Masaaki Goto	Date: April 11, 2011
Masaaki Goto, Chairman